Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Financial assets	S/ 116,540	S/ 101,378
Financial assets neither past due nor impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Financial assets	92,325	32,591
Current [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Financial assets	12,525	43,441
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Financial assets	531	9,303
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Financial assets	1,635	3,364
Later Than Four Months [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Financial assets	S/ 9,524	12,059
Later than three months [member] | Financial assets past due but not impaired [member]
Trade and Other Receivables (Details) - Schedule of aging analysis of trade and other accounts receivable [Line Items]
Financial assets		S/ 620